CONTRACT ASSETS (Details 1) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Contract assets [abstract]
Beginning of the year	$ 84	¥ 562	¥ 205
Provision for expected credit loss, net	6	41	357
End of the year	$ 90	¥ 603	¥ 562